Schedule of Exploration & Evaluation Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
As at December 31, 2021	$ 3,852,161	$ 4,240,335
As at December 31, 2022	33,892,334	3,852,161
Exploration and evaluation assets [member] | Unproven properties bulgaria [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021	3,116,146	3,122,443
Foreign currency translation change	(14,803)	(6,297)
Impairment	(3,101,343)
As at December 31, 2022		$ 3,116,146